2005 Market Street Suite 2600 Philadelphia, PA 19103 T: 215.564.8000

J. Stephen Feinour, Jr.
Partner
jfeinourjr@stradley.com
(215) 564-8521

August 29, 2025

VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Franklin Solana Trust Amendment No. 3 to the Trust’s Registration Statement on Form S-1 File No. 333-285121

Ladies and Gentlemen:

On behalf of our client, Franklin Solana Trust (the “Trust”), and its series, Franklin Solana ETF (the “Fund”), submitted herewith for filing via the EDGAR system is Amendment No. 3 to the Trust’s Registration Statement on Form S-1 pursuant to Rule 415 under the Securities Act of 1933.

Please direct questions or comments relating to this filing to me at the phone number listed above or, in my absence, to Miranda L. Sturgis, Esq. at (215) 564-8131.

Very truly yours,

/s/ J. Stephen Feinour, Jr.
J. Stephen Feinour, Jr., Esq.

CC:  Navid J. Tofigh
        Julie Sterner Patel
        Miranda L. Sturgis